Financial Instruments - Schedule of Derivative Financial Instruments are Measured at Fair Value (Details)	12 Months Ended
Dec. 31, 2025
Foreign currency forward contracts [Member]
Schedule of Derivative Financial Instruments are Measured at Fair Value [Line Items]
Valuation technique(s) and key input(s)	Discounted cash flows. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.
Significant unobservable input(s)
Relationship and sensitivity of unobservable inputs to fair value
Exchange rate options [Member]
Schedule of Derivative Financial Instruments are Measured at Fair Value [Line Items]
Valuation technique(s) and key input(s)	The Black-Scholes model is used to value options, which is a standard methodology widely used in financial markets. It is used to estimate the fair value of an option taking into account variables such as the current exchange rate price, the implied volatility in the market, maturity and the risk-free rate.
Significant unobservable input(s)
Relationship and sensitivity of unobservable inputs to fair value